Mezzanine equity (Details 2) - Redeemable Preferred Stock [Member]	12 Months Ended
Dec. 31, 2017
Fair Value Assumptions, Risk-free interest rate	1.70%
Maximum [Member]
Fair Value Assumption Discount Rate	35.00%
Fair Value Assumptions, Expected Volatility Rate	80.00%
Minimum [Member]
Fair Value Assumption Discount Rate	25.00%
Fair Value Assumptions, Expected Volatility Rate	50.00%